Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	44,016.25
Total Offset Amount	0.00
Net Fee	$ 44,016.25